Note 10 - Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of interest expense [text block]
	Year Ended December 31,
	2020	2019
Debt facilities (1) (Note 19)	$10,593	$10,885
Lease liabilities (Note 20)	1,479	1,142
Accretion of decommissioning liabilities	2,362	2,410
Silver sales and other	339	710
	$14,773	$15,147